Investment properties (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment properties
Beginning balance	¥ 15,373,000
Charge for the year	1,043,000	¥ 2,335,000	¥ 2,439,000
Ending balance		¥ 15,373,000
Investment properties useful life		20 years
Fair value of the investment properties		¥ 61,506,000	103,986,000
Cost
Investment properties
Beginning balance	27,824,000	59,276,000
Transfer to owner-occupied property	(27,824,000)	(31,452,000)
Ending balance		27,824,000	59,276,000
Accumulated depreciation
Investment properties
Beginning balance	(12,451,000)	(12,108,000)
Transfer to owner-occupied property	13,494,000	1,992,000
Charge for the year	¥ (1,043,000)	(2,335,000)
Ending balance		¥ (12,451,000)	¥ (12,108,000)
Bottom of Range
Investment properties
Investment properties useful life	20 years
Top of Range
Investment properties
Investment properties useful life	25 years